Share-based Payment - Number and Weighted Average Exercise Prices of Stock Options (Detail) - SMFG stock acquisition rights [member]	12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Outstanding at beginning of period	1,003,000	1,180,000
Number of options, Exercised	(103,600)	(174,700)
Number of options, Forfeited or expired		(2,300)
Number of options, Outstanding at end of period	899,400	1,003,000
Number of options, Exercisable at end of period	498,600	463,100
Weighted average exercise price, Outstanding at beginning of period	¥ 1	¥ 1
Weighted average exercise price, Exercised	1	1
Weighted average exercise price, Forfeited or expired	0	1
Weighted average exercise price, Outstanding at end of period	1	1
Weighted average exercise price, Exercisable at end of period	¥ 1	¥ 1